Subsequent Events (FY) (Details) $ in Thousands	1 Months Ended		6 Months Ended
	Feb. 28, 2025 USD ($) MW shares	Jan. 31, 2025 USD ($)	Jun. 30, 2025 USD ($) MW	Aug. 12, 2025 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Aug. 31, 2024 MW	Dec. 31, 2023 USD ($)
Subsequent Event [Line Items]
Carrying value			$ 11,171,485			$ 8,033,477		$ 1,555,049
Lease liability			$ 3,447,472			2,602,016		472,442
Electrical power access | MW			135				50
Refund amount			$ 304,000
Delayed Draw Term Loan Facility 2.0 Facility
Subsequent Event [Line Items]
Principal amount						3,800,000
Delayed Draw Term Loan Facility 2.0 Facility | Line of Credit
Subsequent Event [Line Items]
Carrying value			4,953,967			3,843,819		0
OEM Financing Arrangements
Subsequent Event [Line Items]
Principal amount			2,200,000			1,300,000
Carrying value			1,728,388			1,177,158		$ 0
Revolving Credit Facility | Line of Credit
Subsequent Event [Line Items]
Carrying value			$ 450,000			$ 0
Subsequent Event
Subsequent Event [Line Items]
Lease liability	$ 1,700,000			$ 11,900,000	$ 3,400,000
Term of contract	13 years				15 years
Electrical power access | MW	70
Refund amount	$ 304,000
Subsequent Event | Weights and Biases, Inc. | Common Class A
Subsequent Event [Line Items]
Shares issued (in shares) | shares	20,400,000
Subsequent Event | Delayed Draw Term Loan Facility 2.0 Facility | Line of Credit
Subsequent Event [Line Items]
Proceeds from issuance of debt	$ 473,000
Carrying value	$ 4,300,000
Subsequent Event | OEM Financing Arrangements
Subsequent Event [Line Items]
Principal amount		$ 160,000			$ 41,000
Debt instrument, term		2 years
Subsequent Event | Revolving Credit Facility
Subsequent Event [Line Items]
Proceeds from issuance of debt		$ 50,000